Sale Abandonment of Assets (Tables)	12 Months Ended
Jan. 31, 2023
Schedule of disposal of assets
Years Ended	January 31, 2023 $	January 31, 2022 $	January 31, 2021 $

Deposit	–	–	(177,300)
Equipment	–	–	(469,695)
ROU asset	–	–	(3,066,586)
Lease liability	–	–	3,279,364
Other	–	–	2,707

Loss on sale of assets	–	–	(431,510)